Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,937,744	$ 5,158,223	$ 2,717,745
Accounts receivable	332,220	183,612	291,900
Prepaid expenses	178,509	103,403	18,856
Deferred offering cost	37,500
Total current assets	6,485,973	5,445,238	3,028,501
Right of use assets – operating lease	111,464	196,141	75,557
Long-term prepaids	59,583	59,583	27,720
Property and equipment, net	43,503	75,327	18,256
Total assets	6,700,523	5,776,289	3,150,034
Current liabilities:
Accounts payable & accrued liabilities	200,035	566,780	222,753
Operating lease liabilities – current	84,725	109,556	29,393
Income tax payable	715,069	309,043
Total current liabilities	999,829	2,268,600	1,299,254
Operating lease liabilities – non current	28,033	89,729	44,406
Total liabilities	1,027,862	2,358,329	1,343,660
Shareholders’ equity:
Preferred stock value	654	54	54
Common stock value	3,519	3,519	3,519
Subscription receivable			(48,718)
Treasury stock value	(60,395)	(60,395)	(60,395)
Additional paid-in capital	12,500,631	11,901,231	11,901,231
Accumulated deficit	(6,771,748)	(8,426,449)	(9,990,987)
Accumulated other comprehensive income			1,670
Total shareholders’ equity	5,672,661	3,417,960	1,806,374
Total liabilities and shareholders’ equity	6,700,523	5,776,289	3,150,034
Related Party
Current liabilities:
Due to related party		1,283,221	1,047,108
Previously Reported
Current assets:
Cash and cash equivalents		5,158,223
Accounts receivable		183,612
Prepaid expenses		103,403
Total current assets		5,445,238
Right of use assets – operating lease		196,141
Long-term prepaids		59,583
Property and equipment, net		75,327
Total assets		5,776,289
Current liabilities:
Accounts payable & accrued liabilities		566,780
Operating lease liabilities – current		109,556
Income tax payable		309,043
Total current liabilities		2,268,600
Operating lease liabilities – non current		89,729
Total liabilities		2,358,329
Shareholders’ equity:
Preferred stock value		54
Common stock value		3,519
Subscription receivable
Treasury stock value		(60,395)
Additional paid-in capital		11,901,231
Accumulated deficit		(8,426,449)
Accumulated other comprehensive income
Total shareholders’ equity		3,417,960	$ 1,806,374
Total liabilities and shareholders’ equity		5,776,289
Previously Reported | Related Party
Current liabilities:
Due to related party		$ 1,283,221